UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legacy Wealth Management
Address: 6800 Poplar Ave. Suite 101
         Memphis, TN  38138

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathy Simmons
Title:     Chief Compliance Officer
Phone:     901-758-9006

Signature, Place, and Date of Signing:

 /s/ Cathy Simmons     Memphis, TN     April 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $160,476 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      358     7100 SH       SOLE                     6000        0     1100
EXXON MOBIL CORP               COM              30231g102      243     3500 SH       SOLE                     3500        0        0
FIRST HORIZON NATL CORP        COM              320517105      226    15895 SH       SOLE                    13540        0     2355
GENERAL ELECTRIC CO            COM              369604103      278    14400 SH       SOLE                    14400        0        0
ISHARES INC                    MSCI PAC J IDX   464286665    16814   385284 SH       SOLE                    12938        0   372346
ISHARES TR INDEX               RUSSELL 1000     464287622    70553  1050363 SH       SOLE                    27108        0  1023255
ISHARES TR INDEX               RUSSELL 2000     464287655    42986   582068 SH       SOLE                    25572        0   556496
ISHARES TR INDEX               RUSSELL1000VAL   464287598    12161   190195 SH       SOLE                     6172        0   184023
VANGUARD INDEX FDS             STK MRK ETF      922908769     1350    21681 SH       SOLE                        0        0    21681
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    15507   359784 SH       SOLE                    15112        0   344672